Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab Monthly Income Fund - Target Payout
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			4.03%	2.52%	3.63%
Schwab Monthly Income Fund - Target Payout | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			2.54%	1.09%	2.14%
Schwab Monthly Income Fund - Target Payout | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			2.81%	1.59%	2.40%
Schwab Monthly Income Fund - Flexible Payout
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			4.05%	2.07%	3.09%
Schwab Monthly Income Fund - Flexible Payout | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			2.56%	0.63%	1.75%
Schwab Monthly Income Fund - Flexible Payout | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			2.82%	1.22%	1.99%
Schwab Monthly Income Fund - Income Payout
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			3.97%	1.42%	2.43%
Schwab Monthly Income Fund - Income Payout | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			2.20%	0.13%	1.15%
Schwab Monthly Income Fund - Income Payout | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			2.61%	0.67%	1.43%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index
Average Annual Return, Percent			25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
Target Payout Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target Payout Composite Index
Average Annual Return, Percent	[1]		3.72%	3.47%	4.79%
Flexible Payout Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Flexible Payout Composite Index
Average Annual Return, Percent	[2]		3.72%	2.75%	3.95%
Income Payout Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Income Payout Composite Index
Average Annual Return, Percent	[3]		3.64%	1.78%	2.96%

[1]	The Target Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Target Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20% Dow Jones International Dividend 100 Index (Net),10% FTSE EPRA/NAREIT Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year Corporate Bond Index, 7% Bloomberg US Treasury Long Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Target Payout Composite Index was composed of 28.5% S&P 500 Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 50.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills: 1-3 Months Index. From April 1, 2013 to January 29, 2019, the Target Payout Composite Index was composed of 28.5% S&P 500 Index, 11.9% MSCI EAFE Index (Net), 7.1% FTSE EPRA Nareit Global Index (Net), 30.3% Bloomberg US Aggregate Bond Index, 20.2% Bloomberg US Intermediate Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills: 1-3 Months Index. Prior to April 1, 2013, the Target Payout Composite Index was composed of 40% S&P 500 Index and 60% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
[2]	The Flexible Payout Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Flexible Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 20% Dow Jones U.S. Dividend 100 Index, 20% Dow Jones International Dividend 100 Index (Net), 10% FTSE EPRA/NAREIT Global Index (Net), 17% Bloomberg US Aggregate Bond Index, 3% Bloomberg US 5-10 Year Corporate Bond Index, 7% Bloomberg US Treasury Long Index, 11% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Flexible Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nareit Global Index (Net), 65.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Flexible Payout Composite Index was composed of 19.5% S&P 500 Index, 8.1% MSCI EAFE Index (Net), 4.9% FTSE EPRA Nareit Global Index (Net), 39.3% Bloomberg US Aggregate Bond Index, 26.2% Bloomberg US Aggregate Intermediate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Flexible Payout Composite Index was composed of 25% S&P 500 Index and 75% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
[3]	The Income Payout Composite Index is a custom blended index developed by Charles Schwab Investment Management based on a comparable portfolio asset allocation. Effective September 13, 2022, the Income Payout Composite Index is composed of 2% Bloomberg US Treasury Bills 1-3 Month Index, 13% Dow Jones U.S. Dividend 100 Index, 11% Dow Jones International Dividend 100 Index (Net), 6% FTSE EPRA/NAREIT Global Index (Net), 26% Bloomberg US Aggregate Bond Index, 9% Bloomberg US 5-10 Year Corporate Bond Index, 8% Bloomberg US 1-5 Year Corporate Bond Index, 6% Bloomberg US Treasury Long Index, 9% Bloomberg US High Yield 2% Issuer Cap Index, 7% ICE BofA Fixed Rate Preferred Securities Index, and 3% Morningstar LSTA US Performing Loans Index. From January 29, 2019 to September 12, 2022, the Income Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 80.5% Bloomberg US Aggregate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. From April 1, 2013 to January 29, 2019, the Income Payout Composite Index was composed of 10.5% S&P 500 Index, 4.4% MSCI EAFE Index (Net), 2.6% FTSE EPRA Nareit Global Index (Net), 48.3% Bloomberg US Aggregate Bond Index, 32.2% Bloomberg US Aggregate Intermediate Bond Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to April 1, 2013, the Income Payout Composite Index was composed of 10% S&P 500 Index and 90% Bloomberg US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.